Note 19 - Nature and Extent of Risks Arising from Financial Instruments - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] $ in Thousands	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact of projected net interest income during a 12 month period	$ 5,223	$ 4,046
Duration difference between assets and liabilities (months)	(1.6)	(2)
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact of projected net interest income during a 12 month period	$ (5,430)	$ (4,059)